Securities Financing Activities, Offsetting - Securities Financing Activities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Resale, securities borrowing and similar arrangements [Abstract]
Gross amounts recognized	$ 291,236	$ 159,538
Gross amounts offset in consolidated balance sheet	(97,368)	(54,208)
Net amounts in consolidated balance sheet	193,868	105,330
Collateral received not recognized in consolidated balance sheet	(192,410)	(104,313)
Net amount	1,458	1,017
Repurchase, Securities Lending and Similar Arrangements [Abstract]
Gross amounts recognized	330,040	149,427
Gross amounts offset in consolidated balance sheet	(97,368)	(54,208)
Net amounts in consolidated balance sheet	232,672	95,219
Collateral pledged but not netted in consolidated balance sheet	(232,618)	(95,170)
Net amount	54	49
Loans [Member]
Resale, securities borrowing and similar arrangements [Abstract]
Net amounts in consolidated balance sheet	$ 29,000	$ 21,800